Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Operating activities:
Net income (loss)	$ (74)	$ (13)	$ (48)		$ (72)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	24	17	31		79
Intangible asset amortization	80	79	153		316
Noncash lease expense	6	7	11		25
Financing fee and premium amortization	(1)	(1)	(2)		(2)
Share-based compensation expense	37	33	67		181
(Gain) loss from change in fair value of financial instruments	25	(13)	65		(38)
(Gain) loss from change in fair value of tax receivable agreement	8	(5)	(37)		(41)
Release of unrecognized tax provision	(1)				(31)
Deferred tax expense (benefit)	(7)		(1)		26
Other	1	3	11		1
Changes in operating assets and liabilities, net of business combinations:
Accounts receivable	40	(37)
Receivables			(28)		(136)
Accounts payable and accrued liabilities	(117)	(82)	56		72
Other assets and liabilities	51	31	(222)		(94)
Cash provided by operating activities	72	19	57		286
Investing activities:
Acquisition of businesses, net of cash acquired			(1,793)		(87)
Capital expenditures	(45)	(41)	(59)		(148)
Cash used in investing activities	(45)	(41)	(1,852)		(235)
Financing activities:
Net increase (decrease) in fiduciary liabilities	(121)	327	266		229
Distributions of equity			(1)
Borrowings from banks		54	627		104
Financing fees		(3)	(8)		(3)
Repayments to banks	(6)	(60)	(120)		(141)
Principal payments on finance lease obligations	(7)	(8)	(14)		(30)
Payments on tax receivable agreements	(7)
Tax payment for shares/units withheld in lieu of taxes	(6)	(1)	(11)		(8)
Deferred and contingent consideration payments	(3)		(2)		(85)
FTAC share redemptions			(142)
Proceeds related to FTAC investors			1,813
Repurchase of shares	(10)				(12)
Other financing activities		(4)	(8)
Cash provided by (used in) financing activities	(160)	305	2,400		54
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(2)	11		2
Net increase (decrease) in cash, cash equivalents and restricted cash	(133)	281	616		107
Cash, cash equivalents and restricted cash at beginning of period	1,759	1,652	1,036		1,652
Cash, cash equivalents and restricted cash at end of period	1,626	1,933	1,652	$ 1,036	1,759
Supplemental disclosures:
Interest paid			64		126
Income taxes paid			8		17
Supplemental disclosure of non-cash financing activities:
Fixed asset additions acquired through finance leases			2		9
Right of use asset additions acquired through operating leases			2		11
Alight Holdings
Operating activities:
Net income (loss)				(25)		$ (103)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation				49		91
Intangible asset amortization				100		200
Noncash lease expense				10		30
Financing fee and premium amortization				9		20
Share-based compensation expense				5		5
(Gain) loss from change in fair value of financial instruments	25	(13)			(38)
(Gain) loss from change in fair value of tax receivable agreement	$ 8	$ (5)			$ (41)
Release of unrecognized tax provision				1
Deferred tax expense (benefit)				(1)
Other				1		11
Changes in operating assets and liabilities, net of business combinations:
Receivables				51		133
Accounts payable and accrued liabilities				(45)		(11)
Other assets and liabilities				(97)		(143)
Cash provided by operating activities				58		233
Investing activities:
Acquisition of businesses, net of cash acquired						(52)
Capital expenditures				(55)		(90)
Cash used in investing activities				(55)		(142)
Financing activities:
Net increase (decrease) in fiduciary liabilities				(15)		263
Borrowings from banks				110		779
Financing fees						(23)
Repayments to banks				(124)		(495)
Principal payments on finance lease obligations				(17)		(24)
Tax payment for shares/units withheld in lieu of taxes				(1)
Deferred and contingent consideration payments				(1)
Other financing activities				(16)		(37)
Cash provided by (used in) financing activities				(64)		463
Effect of exchange rate changes on cash, cash equivalents and restricted cash						(3)
Net increase (decrease) in cash, cash equivalents and restricted cash				(61)		551
Cash, cash equivalents and restricted cash at beginning of period			$ 1,475	1,536		985
Cash, cash equivalents and restricted cash at end of period				1,475		1,536
Supplemental disclosures:
Interest paid				112		210
Income taxes paid				5		19
Supplemental disclosure of non-cash financing activities:
Fixed asset additions acquired through finance leases				2		62
Right of use asset additions acquired through operating leases				$ 10		26
Non-cash fixed asset additions						$ 26